8. FAIR VALUE MEASUREMENTS (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Significant assumptions used in the valuations
Fair value	$ 6,495	$ 1,921
Warrants issued in October 2010 [Member]
Significant assumptions used in the valuations
Exercise price	$ 0.12	$ 0.45
Volatility	75.60%	68.00%
Risk free interest rate	0.62%	1.09%
Term (years)	5 years 1 month 7 days	5 years 11 months 2 days
Marketability discount	48.00%	47.40%
Fair value	43	226
Warrants issued in December 2011 [Member]
Significant assumptions used in the valuations
Exercise price	$ 0.84	$ 1.5
Volatility	77.70%	68.00%
Risk free interest rate	0.47%	0.83%
Term (years)	4 years 3 months 17 days	4 years 11 months 16 days
Marketability discount	55.90%	52.00%
Fair value	585	1,695
Warrants 1 Issued July 2012 [Member]
Significant assumptions used in the valuations
Exercise price	$ 0.5
Volatility	76.80%
Risk free interest rate	0.62%
Term (years)	4 years 9 months 10 days
Marketability discount	57.50%
Fair value	3,351
Warrants 2 Issued July 2012 [Member]
Significant assumptions used in the valuations
Exercise price	$ 0.43
Volatility	73.90%
Risk free interest rate	0.17%
Term (years)	1 year 3 months 1 day
Marketability discount	57.50%
Fair value	858
Warrants Issued September 2012 [Member]
Significant assumptions used in the valuations
Exercise price	$ 0.59
Volatility	74.10%
Risk free interest rate	0.31%
Term (years)	3 years
Marketability discount	58.50%
Fair value	$ 1,658